Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
10. Stock-Based Compensation
The Company’s board of directors adopted the 2018 Plan, which was approved by the Company’s stockholders effective August 1, 2018. Under the 2018 Plan, the Company may grant incentive stock options intended to qualify under Section 422 of the Internal Revenue Code, non-qualified
stock options, restricted stock awards, and/or unrestricted stock awards to its employees and certain non-employees,
including consultants, advisors, and directors. The maximum number of shares of common stock reserved for issuance under the 2018 Plan at the time of adoption was 850,000 shares. The number of authorized shares reserved for issuance under the 2018 Plan was increased by 268,869 shares effective as of August 12, 2019. There were 130,305 shares of common stock remaining and available for issuance under the 2018 Plan at June 30, 2021.
The exercise prices, vesting and other restrictions of the awards to be granted under the 2018 Plan are determined by the board of directors, except that no stock option may be issued with an exercise price less than the fair market value of the common stock at the date of the grant or have a term in excess of ten years. Options granted under the 2018 Plan are exercisable in whole or in part at any time subsequent to vesting.
Table of Contents
Stock Options
The following table provides the weighted-average assumptions used in determining the fair value of option awards to purchase 42,179 and 136,867 shares of common stock issued during the six months ended June 30, 2020 and 2021, respectively:

	Six Months Ended
	June 30,
	2020	2021
Expected volatility	69.4%	72.3%
Risk-free interest rate	1.46%	0.79%
Expected dividend yield	—	—
Expected term (in years)	5.94	5.47
The weighted average fair value of the options granted was $0.25 and $4.77 per share for the six months ended June 30, 2020 and 2021, respectively.
The following table summarizes stock option activity for the six months ended June 30, 2021:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding - December 31, 2020	82,179	$0.25	8.4	$12,000
Granted	136,867	7.90
Exercised	—	—
Forfeited	—	—

Outstanding – June 30, 2021	219,046	$5.03	8.6	$1,007,198

Exercisable – June 30, 2021	57,556	$0.22	6.0	$541,492

During the six months ended June 30, 2021, the Company issued 100,000 options in connection with the employment of one of its officers. The vesting of this award is subject to performance conditions, and accordingly, the Company recognizes compensation expense for this award in the period in which the applicable performance conditions are deemed probable of achievement. During the six months ended June 30, 2021, the Company concluded that the performance conditions are probable of achievement and therefore, began recording compensation expense for the award over the estimated performance period.
The Company recorded $1,020 and $181,533 of stock-based compensation expense related to stock options for the six months ended June 30, 2020 and 2021, respectively. Included in stock-based compensation expense for the six months ended June 30, 2021 is $80,522 of expense related to accelerating the vesting of 8,727 options in June 2021.
As of June 30, 2021, there was approximately $0.6 million of unrecognized stock-based compensation expense related to unvested stock options, which the Company expects to recognize over a weighted average period of 1.4 years.
Restricted Stock Awards
The following table summarizes restricted stock activity for the six months ended June 30, 2021:

Number of Shares
Unvested - December 31, 2020	10,250
Issued	34,268
Vested	(3,630)
Cancelled	—

Unvested – June 30, 2021	40,888

The Company recorded $430 and $10,590 of stock-based compensation expense related to vesting of restricted stock for the six months ended June 30, 2020 and 2021, respectively. As of June 30, 2021, there was approximately $0.1 million of unrecognized stock-based compensation expense related to restricted stock awards, which the Company expects to recognize over a weighted average period of 3.4 years.
Stock-based compensation expense recorded in the accompanying statements of operations is as follows:

	Six Months Ended
	June 30,
	2020	2021
Research and development	$1,020	$178,826
General and administrative	430	13,297

Total stock-based compensation expense	$1,450	$192,123

10.	Stock-Based Compensation
In 2018, the Company established the 2018 Stock Option and Grant Plan (the “2018 Plan”), under which the Company may grant options and restricted stock to its employees and certain non-employees.
The maximum number of shares of common stock reserved for issuance under the 2018 Plan at the time of adoption was 850,000 shares. The number of authorized shares reserved for issuance under the 2018 Plan was increased by 268,869 shares effective as of August 12, 2019. There were 301,440 shares of common stock remaining and available for issuance under the 2018 Plan at December 31, 2020.
The Company may grant options to purchase authorized but unissued shares of the Company’s common stock. Options granted under the 2018 Plan include incentive stock options that can be granted only to the Company’s employees and non-statutory
stock options that can be granted to the Company’s employees, consultants, advisors, and directors. The 2018 Plan also permits the Company to issue restricted stock awards.
The exercise prices, vesting and other restrictions of the awards to be granted under the 2018 Plan are determined by the board of directors, except that no stock option may be issued with an exercise price less than the fair market value of the common stock at the date of the grant or have a term in excess of ten years. Options granted under the 2018 Plan are exercisable in whole or in part at any time subsequent to vesting.
Stock Options
The following table provides the assumptions used in determining the fair value of option awards for the years ended December 31, 2019 and 2020:

Year Ended December 31, 2020
Expected volatility	69.4%
Risk-free interest rate	1.46%
Expected dividend yield	—
Expected term (in years)	6.08
There were no options granted for the year ended December 31, 2019. The weighted average fair value of the options granted was $0.23 per share for the year ended December 31, 2020.
The following table summarizes stock option activity for the year ended December 31, 2020:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding — December 31, 2019	40,000	$0.10		$
Granted	42,179	0.40
Exercised	—	—
Forfeited	—	—

Outstanding — December 31, 2020	82,179	$0.25	8.4		$12,000

Options exercisable — December 31, 2020	39,166	$0.10	7.6		$11,750

The Company has recorded stock-based compensation expense related to stock options of $571 and $2,813 for the years ended December 31, 2019 and 2020, respectively. The Company has an aggregate $7,441 of gross unrecognized stock-based compensation expense as of December 31, 2020 remaining to be amortized over a weighted average period of 3.0 years.
Restricted Stock Awards
The following table summarizes restricted stock activity for the years ended December 31, 2019 and 2020:

Number of Shares
Unvested — January 1, 2019	362,500
Issued	—
Vested	(181,250)
Cancelled	—

Unvested — December 31, 2019	181,250
Issued	10,250
Vested	(181,250)
Cancelled	—

Unvested — December 31, 2020	10,250

The Company did not record stock-based compensation expense related to vesting of restricted stock for the year ended December 31, 2019 as the awards had been paid for at fair value by the holders at the date of grant. The Company recorded $946 of stock-based compensation expense related to vesting of restricted stock for the year ended December 31, 2020 as the awards granted in 2020 were purchased by the holder for less than fair value at the date of grant. The Company has aggregate gross unrecognized stock-based compensation expense of $3,141 related to restricted stock awards as of December 31, 2020 remaining to be amortized over a weighted average period of 3.0 years.
Stock-based compensation expense recorded in the accompanying statements of operations is as follows:

	Year Ended December 31,
	2019	2020
Research and development	$571	$2,813
General and administrative	—	946

Total stock-based compensation expense	$571	$3,759